Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pensions
Fair value of plan assets	£ 49,746	£ 49,229	£ 34,708	£ 34,359	£ 28,488
Present value of plan obligations	42,378	43,990	35,152	36,643	31,484
Funded status	7,368	5,239	(444)	(2,284)	(2,996)
Experience (losses)/gains on plan liabilities	(93)	794	258	18	176
Experience gains/(losses) on plan assets	1,728	9,254	(458)	5,171	1,097
Actual return on plan assets	£ 3,013	£ 10,708	£ 749	£ 6,485	£ 2,270
Actual return on plan assets - %	6.10%	30.90%	2.20%	22.80%	8.60%
Main Scheme
Pensions
Fair value of plan assets	£ 44,652	£ 43,824	£ 30,703	£ 30,077	£ 24,272
Present value of plan obligations	37,937	38,851	30,966	31,776	26,958
Funded status	6,715	4,973	(263)	(1,699)	(2,686)
Experience (losses)/gains on plan liabilities	(107)	658	233	3	102
Experience gains/(losses) on plan assets	1,580	8,562	(415)	4,629	986
Actual return on plan assets	£ 2,735	£ 9,872	£ 703	£ 5,766	£ 1,997
Actual return on plan assets - %	6.20%	32.20%	2.30%	23.80%	8.90%